Capital Management (Tables)	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios
The Bank’s regulatory capital, total loss absorbing capacity and leverage measures were as follows:

	As at
($ millions)	April 30 2025	January 31 2025	October 31 2024
Capital (1)
Common Equity Tier 1 capital	$60,425	$60,294	$60,631
Net Tier 1 capital	70,740	70,592	69,499
Total regulatory capital	78,682	78,622	77,708
Total loss absorbing capacity (TLAC) (2)	139,119	135,010	137,752
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)(3)	$458,989	$468,124	$463,992
Leverage exposures (4)	1,568,491	1,586,812	1,563,140
Regulatory ratios (1)
Common Equity Tier 1 capital ratio	13.2%	12.9%	13.1%
Tier 1 capital ratio	15.4%	15.1%	15.0%
Total capital ratio	17.1%	16.8%	16.7%
Total loss absorbing capacity ratio (2)	30.3%	28.8%	29.7%
Leverage ratio (4)	4.5%	4.4%	4.4%
Total loss absorbing capacity leverage ratio (2)	8.9%	8.5%	8.8%
(1)	The regulatory capital ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2023).
(2)	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
(3)
As at April 30, 2025, the Bank did not have a regulatory capital floor add-on
to risk-weighted assets (RWA) for CET1, Tier 1, Total Capital and TLAC RWA (as at January 31, 2025
,
the Bank did not
have a regulatory capital floor add-on to risk-weighted assets for CET1, Tier 1, Total Capital and TLAC RWA; as at October 31, 2024, the Bank did not have a regulatory capital floor add-on to risk-weighted assets for CET1, Tier 1, Total Capital and TLAC RWA).

(4)	The leverage ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).